Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 12, 2012
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary): | Touchstone Small Cap Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Small Cap Value Opportunities Fund
Supplement Text	ck0000711080_SupplementTextBlock

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text immediately preceding the “Average Annual Total Returns” table for the Touchstone Small Cap Value Opportunities Fund and the information contained in the “Average Annual Total Returns” table for the Touchstone Small Cap Value Opportunities Fund in the Funds’ Prospectus on page 35 and in the Fund’s Summary Prospectus on page 4.

Class Y shares began operations on July 25, 2003.  Performance information presented prior to July 25, 2003 for Class Y shares includes performance of a predecessor fund whose inception date was July 31, 2000.  Class A shares began operations on July 31, 2003 and Institutional shares began operations on December 9, 2008.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003 and December 9, 2008, respectively.  The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.

Please retain this Supplement for future reference.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns - Touchstone Small Cap Value Opportunities Fund For the periods ended December 31, 2011
Touchstone Small Cap Value Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOAX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.77%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.51%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.29%
Touchstone Small Cap Value Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOCX
Touchstone Small Cap Value Opportunities Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOIX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.57%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.30%
Touchstone Small Cap Value Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOYX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.56%
Touchstone Small Cap Value Opportunities Fund | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.53%
Touchstone Small Cap Value Opportunities Fund | Class Y | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.22%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.06%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.49%
Touchstone Small Cap Value Opportunities Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.40%